Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019